5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES	12 Months Ended
Dec. 31, 2017
Notes
5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

	Portugal				Kosovo		Germany	Others	Total
	Alvalade	Covas	Alvito	Others	Slivovo	Others
Exploration and evaluation assets
Acquisition costs
As of January 1, 2017	$ 167,920	$ 71,289	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,479,204
Write-down of property during the year	-	(71,289)	-	-	-	-	-	-	(71,289)
As of December 31, 2017	$ 167,920	$ -	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915

Mineral exploration expenses for the year ended December 31, 2017
Assaying	$ -	$ -	$ -	$ -	$ -	$ 34,110	$ -	$ -	$ 34,110
Concession fees and taxes	44,290	-	18,574	11,839	-	3,088	-	-	77,791
Depreciation	-	-	-	21,520	-	-	-	-	21,520
Geological salaries and consulting	98,544	98,520	527,082	278,198	-	73,176	-	-	1,075,520
Geology work	-	-	-	-	-	-	29,621	42,664	72,285
Insurance	347	-	814	5,090	-	-	-	-	6,251
Legal and accounting	-	-	16	155	-	13,500	-	-	13,671
Office and administrative fees	6,333	1,170	6,397	25,524	-	82,182	-	16,717	138,323
Rent	68,617	8,790	56,798	61,410	-	18,906	-	5,764	220,285
Site costs	2,474	552	19,811	8,848	-	3,625	-	1,392	36,702
Travel	2,067	450	25,606	5,692	-	6,976	-	5,564	46,355
Reimbursements from optionee	(5,259)	(109,482)	(655,098)	(10,356)	-	-	-	-	(780,195)
	$ 217,413	$ -	$ -	$ 407,920	$ -	$ 235,563	$ 29,621	$ 72,101	$ 962,618
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	265,266	197,339	102,053	347,498	9,998	201,789	4	-	1,123,947
Depreciation	-	-	5,515	75,593	-	-	-	-	81,108
Drilling	-	-	-	-	1,180,217	-	-	-	1,180,217
Geological salaries and consulting	6,204,805	2,089,720	1,106,225	2,476,006	119,801	607,591	12,359	-	12,616,507
Geology work	-	-	-	32,377	891,582	402,515	223,619	125,314	1,675,407
Insurance	18,607	10,550	4,321	30,415	14,604	14,790	-	-	93,287
Legal and accounting	296	130	158	698	58,158	13,500	-	-	72,940
Office and administrative fees	200,173	25,321	31,920	184,699	80,149	98,692	5,255	58,878	685,087
Rent	430,279	49,068	113,089	292,176	28,694	67,239	-	20,422	1,000,967
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	161,127	57,655	44,518	97,571	185,074	193,600	-	8,865	748,410
Travel	225,720	56,738	57,098	107,596	60,107	21,373	-	14,771	543,403
Trenching and road work	-	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(7,369,789)	(2,420,199)	(1,069,865)	(243,481)	(2,834,986)	(45,158)	-	-	(13,983,478)
	$ 136,484	$ 66,322	$ 395,032	$ 3,401,148	$ 149,944	$ 1,641,867	$ 252,083	$ 228,250	$ 6,271,130

	Portugal				Kosovo		Germany	Others	Total
	Alvalade	Covas	Alvito	Others	Slivovo	Others
Exploration and evaluation assets
Acquisition costs
As of January 1, 2016	$ 167,920	$ 71,289	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,479,204
Additions during the year	-	-	-	-	-	-	-	-	-
As of December 31, 2016	$ 167,920	$ 71,289	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,479,204

Mineral exploration expenses for the year ended December 31, 2016
Assaying	$ -	$ -	$ -	$ -	$ (2,630)	$ 33	$ -	$ -	$ (2,597)
Concession fees and taxes	88,378	12,097	22,191	71,981	-	4,281	-	-	198,928
Depreciation	-	-	-	14,240	-	-	-	-	14,240
Drilling	-	-	-	-	(79,180)	-	-	-	(79,180)
Geological salaries and consulting	335,477	42,017	96,996	214,691	681	25,036	-	-	714,898
Geology work	-	-	-	-	(5,889)	-	-	38,580	32,691
Insurance	93	93	99	3,821	-	-	-	-	4,106
Legal and accounting	-	130	-	154	-	-	-	-	284
Office and administrative fees	6,251	1,608	1,421	24,830	6,699	(2,572)	-	20,809	59,046
Rent	30,164	8,798	7,888	38,075	725	3,341	-	5,418	94,409
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	53,462	425	2,103	13,606	-	-	-	2,166	71,762
Travel	1,211	2,014	1,313	15,190	628	2,599	-	2,104	25,059
Trenching and road work	-	-	-	-	-	-	-	-	-
Reimbursements from optionee	(515,036)	(67,182)	-	-	45,501	(45,158)	-	-	(581,875)
	$ -	$ -	$ 132,011	$ 396,588	$ (9,233)	$ (12,440)	$ -	$ 69,077	$ 576,003
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ -	$ 297,975	$ 31,826	$ 10,846	$ -	$ 340,647
Concession fees and taxes	220,976	197,339	83,479	335,659	9,998	198,701	4	-	1,046,156
Depreciation	-	-	5,515	54,073	-	-	-	-	59,588
Drilling	-	-	-	-	1,180,217	-	-	-	1,180,217
Geological salaries and consulting	6,106,261	1,991,200	579,143	2,197,808	119,801	534,415	12,359	-	11,540,987
Geology work	-	-	-	32,377	891,582	402,515	193,998	82,650	1,603,122
Insurance	18,260	10,550	3,507	25,325	14,604	14,790	-	-	87,036
Legal and accounting	296	130	142	543	58,158	-	-	-	59,269
Office and administrative fees	193,840	24,151	25,523	159,175	80,149	16,510	5,255	42,161	546,764
Rent	361,662	40,278	56,291	230,766	28,694	48,333	-	14,658	780,682
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	158,653	57,103	24,707	88,723	185,074	189,975	-	7,473	711,708
Travel	223,653	56,288	31,492	101,904	60,107	14,397	-	9,207	497,048
Trenching and road work	-	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(7,364,530)	(2,310,717)	(414,767)	(233,125)	(2,834,986)	(45,158)	-	-	(13,203,283)
	$ (80,929)	$ 66,322	$ 395,032	$ 2,993,228	$ 149,944	$ 1,406,304	$ 222,462	$ 156,149	$ 5,308,512

Portugal

The Company, through its 100% holding in MAEPA Empreendimentos Mineiros e Participacoes Lda (“MAEPA”), holds five exploration licenses in Portugal, spread from the north to the south in the country. The licenses have been issued to MAEPA by the government of Portugal, and relate to the following named properties:

*Alvalade

*Covas

*Alvito

*Marateca

*Mertola

Licenses have varying required work commitments and carry a 3% Net Smelter Return (“NSR”) payable to the government of Portugal.

Alvalade:

Colt Resources Inc. (“Colt”) purchased Antofagasta Minerals S.A. (“Antofagasta”)’s 60% joint venture (“JV”) interest with Avrupa in the Alvalade property in August 2015 and was entitled to further earn-in of the property subject to certain payments to Antofagasta. Colt did not meet the payment requirements with Antofagasta and also failed to meet expenditure requirements under the JV arrangement with the Company. As of December 31, 2016, the Company wrote down the amount owing from Colt to $1 and as of June 30, 2017, the Company wrote off $1.

In June 2017, the Company recovered 100% ownership of the Alvalade project by forgiving certain debts, assuming a deposit on the project and making future payments to its initial partner upon meeting certain milestones.

On December 7, 2017, the Company signed an exclusivity agreement with a subsidiary of an international mining company (the “Funding Partner”), allowing the Funding Partner a right to negotiate the acquisition of an interest in the Alavade property, the Marateca property and the Mertola property for non-refundable payments of €25,000 in respect of each property for a total of €75,000. Should a transaction be reached on these properties, these exclusivity payments shall be applied as a credit in favour of the Funding Partner.

As of December 31, 2017, the Company held $97,275 (€64,626) on behalf of the Funding Partner to be spent on the three properties, which is recorded as restricted cash.

Subsequent to December 31, 2017, the Company and the Funding Partner signed a non-binding Letter of Intent (“LOI’). See Note 16(a).

Covas:

Blackheath Resources Inc. (“Blackheath”) has earned a 75% interest in the Covas property by spending a cumulative €1,320,000 and per the May 7, 2014 amended Joint Venture agreement, Blackheath can earn further interests, as noted below:

•To earn a further 5% of the JV (for an aggregate total of 80%), Blackheath must fund €498,000 on exploration by March 20, 2016. [Not completed.]

•To earn a further 5% of the JV (for an aggregate total of 85%), Blackheath must fund €833,000 on exploration by March 20, 2017. [Not completed.]

Since inception of the agreement and to December 31, 2017, Blackheath had forwarded a total of $2,391,642 (€1,728,680) for the Covas property. The Company incurred an additional amount of $28,557 (€18,972) as of December 31, 2017 which will be reimbursed by Blackheath.

Subsequently, Blackheath terminated the agreement. The Company dropped the Covas property and wrote off $71,289.

Alvito:

Callinan Royalties Corporation (“Callinan”) (now Altius Minerals Corporation) has a 1.5% NSR royalty on the Alvito property.

On April 5, 2017, the Company signed an earn-in option agreement with Australia-based OZ Exploration Pty. Ltd. (“OZE”), a wholly-owned subsidiary of OZ Minerals Limited (“OZM”), to explore on the Alvito iron oxide, copper-gold (“IOCG”) project located in southern Portugal.  The agreement allows for OZE to earn up to a total 75% interest in the project by spending AUS $4,000,000 over approximately 2½ years under the following terms:

•For OZE to earn a 51% interest in year 1:  Fund AUS$1,000,000 in exploration expenditures (subsequently amended to OZE must spend a minimum of AUS$1,000,000 on or before July 5, 2018);

•For OZE to earn a further 24% interest (total of 75% interest) by September 30, 2019:  Fund a further AUS$3,000,000 in exploration expenditures; and

•The Company will be the operator during the first earn-in stage with active technical support and oversight from OZE’s experienced IOCG team.

Since inception of the agreement and to December 31, 2017, OZE had forwarded a total of $725,733 (€485,000) for the Alvito property. The Company held $70,635 (€46,927) on behalf of OZE to be spent on the Alvito property, which is recorded as restricted cash.

Others including Marateca and Mertola:

On December 7, 2017, the Company signed an exclusivity agreement with the Funding Partner. See Note 5 under “Alvalade” and Note 16(a).

Kosovo

The Company, through its 100% holding in Innomatik, holds one exploration license in Kosovo:

*Metovit

The Metovit license was issued in 2015 and carries certain work commitments and a 5% NSR payable to the government of Kosovo.

Slivovo license:

Byrnecut International Limited (“Byrnecut”) has earned an 85% interest in the Slivovo property after forwarding $2,834,986 (€2,000,000) for the Slivovo property to the Company and completing a Preliminary Feasibility Study (“PFS”) by April 10, 2017. Byrnecut and the Company had set up a joint venture entity known as Peshter Mining J.S.C. (“Peshter Mining”) to reflect the 85:15 ownership and transferred the Slivovo license into Peshter Mining with Byrnecut being the operator. If a party’s interest in Peshter Mining has been diluted to 10% or less, the diluted party’s interest in Peshter Mining will be converted into a 2% Net Smelter Return.

As of December 31, 2017, Byrnecut spent over €3,350,000 in Peshter Mining, diluting the Company’s interest in Peshter Mining to 11.06%.

Germany

The Company has earned an 85% interest in the Oelsnitz property under its agreement with Beak Consultants GmbH (“Beak”) by spending €140,000.  There is no royalty attached to the property. The Company is working with Beak to set up a joint-venture entity. As of December 31, 2017, the Company had spent $252,083 (€192,576) on the Oelsnitz property.

	December 31, 2017	December 31, 2016

Restricted cash & Funds held for optionees
Covas - Blackheath	$ -	$ 4,175
Alvito - OZE	70,635	-
Alvalade, Marateca and Mertola - Funding Partner	97,275	-
	$ 167,910	$ 4,175

Due from optionee
Alvalade - Colt	$ -	$ 1
Covas - Blackheath	28,557	-
	$ 28,557	$ 1